Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,510.46
Total Transaction Valuation	40,350,129.00
Total Offset Amount	0.00
Net Fee	$ 3,510.46
Offering Table N/A
Offset Table N/A	N/A